Financial Liabilities at Fair Value Through Profit or Loss - Trading Liabilities by Type (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities by type	[1]	€ 31,215	€ 73,596
Equity securities [member]
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities by type		355	601
Debt securities [member]
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities by type		5,363	5,126
Funds on deposit [member]
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities by type		3,968	41,956
Derivatives [member]
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities by type		€ 21,528	€ 25,913

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.